Share-Based Compensation (Details) ₪ / shares in Units, $ / shares in Units, $ in Thousands								1 Months Ended									12 Months Ended
	Sep. 02, 2020 ILS (₪) shares	Sep. 02, 2020 USD ($) $ / shares shares	Jun. 11, 2020 ILS (₪) shares	Jun. 11, 2020 USD ($) $ / shares shares	Mar. 10, 2016 ILS (₪) ₪ / shares shares	Mar. 10, 2016 USD ($) $ / shares shares	Aug. 04, 2015 shares	Apr. 30, 2019 ILS (₪) shares	Apr. 30, 2019 USD ($) $ / shares shares	Jun. 25, 2018 ILS (₪) shares	Jun. 25, 2018 USD ($) $ / shares shares	Mar. 31, 2018	Feb. 29, 2016 ILS (₪) ₪ / shares shares	Feb. 29, 2016 USD ($) shares	May 28, 2015 ILS (₪)	Mar. 28, 2015 ₪ / shares	Dec. 31, 2020 ₪ / shares	Dec. 31, 2019 ₪ / shares	Dec. 31, 2020 $ / shares	Jul. 08, 2020 $ / shares	Apr. 30, 2018 $ / shares	Mar. 10, 2016 $ / shares	Feb. 29, 2016 $ / shares
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement			the Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 809).	the Company’s Board of Directors approved a grant to an advisor to purchase 72,000 ADS (2,880,000 Ordinary shares) at an exercise price of $18.06 per ADS in three tranches. The first tranche of 32,400 ADS’s was vested on May 31,2020, the second tranche of 25,200 ADS was vested on September 30, 2020 and the third tranche of 14,400 ADS’s will be vested on December 31, 2020. The options will expire four years from the commencement vesting date of each tranche. The total value of the grant was NIS 2,783 ($ 809).
Number of share options granted in share based payment arrangement			141,400	141,400
Fair value of options granted price per share | ₪ / shares																₪ 0.28
Fair value of options granted	₪ 30,000	$ 9	₪ 4,190,000	$ 1,218									₪ 84,000
Exercise price per share | $ / shares				$ 7.28															$ 6.25		$ 7.98
Share option (in New Shekels per share) | ₪ / shares																	₪ 0.78	₪ 0.73
Share options outstanding weighted average remaining contractual life																	6 years 36 days	5 years 313 days
Total value options granted (in New Shekels) | ₪					₪ 1,127
Plan [Member]
Share-Based Compensation (Details) [Line Items]
Share-based payment of option vested period												10 years					10 years
Description of share-based payment arrangement												The options generally vest over a period of three or four years.					The options generally vest over a period of three or four years.
CEO [Member]
Share-Based Compensation (Details) [Line Items]
Issued and paid up capital, percentage																2.50%
Percentage of option exercise price															130.00%
Number of share options granted in share based payment arrangement							5,929,503	215,833	215,833
Fair value of options granted									$ 782						₪ 1,671,000
Four External Advisors [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement													350,000	350,000
Fair value of options granted | $														$ 22
Exercise price per share | (per share)													₪ 0.746										$ (0.19)
External Advisor [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement					100,000	100,000
Fair value of options granted					₪ 22,000	$ (6)
Exercise price per share | (per share)					₪ 0.746																	$ 0.19
Officers And Employees [Member]
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement					The options are exercisable for ten years and vest over a period of three years from the date of grant.	The options are exercisable for ten years and vest over a period of three years from the date of grant.
Percentage of option exercise price					130.00%	130.00%
Number of share options granted in share based payment arrangement					3,780,000	3,780,000
Fair value of options granted price per share | $ / shares						$ 0.298
Board Member [Member]
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement								three years	three years	four years	four years
Number of share options granted in share based payment arrangement	5,000	5,000						108,000	108,000	130,710	130,710
Fair value of options granted	₪ 660,000	$ 196						₪ 1,414,000	$ 391	₪ 1,627,000	$ 450
Exercise price per share | $ / shares									$ 7.976		$ 3.45
Board Member 1 [Member]
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement	three years	three years
Number of share options granted in share based payment arrangement	82,000	82,000
Fair value of options granted	₪ 6,662,000	$ 1,979
Exercise price per share | $ / shares		$ 48.04
Officer [Member]
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement	three years	three years
Number of share options granted in share based payment arrangement	7,000	7,000
Fair value of options granted	₪ 571,000	$ 170
Exercise price per share | $ / shares		$ 41.08
American Depository Shares [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement			5,656,000	5,656,000
Exercise price per share | $ / shares				$ 8.076															$ 6.25	$ 7.98
American Depository Shares [Member] | CEO [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement								8,633,310	8,633,310
American Depository Shares [Member] | Board Member [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement	5,000	5,000						4,320,000	4,320,000	5,228,400	5,228,400
American Depository Shares [Member] | Board Member 1 [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement	3,280,000	3,280,000
American Depository Shares [Member] | Officer [Member]
Share-Based Compensation (Details) [Line Items]
Number of share options granted in share based payment arrangement	280,000	280,000
CEO [Member]
Share-Based Compensation (Details) [Line Items]
Description of share-based payment arrangement								the Company also granted 215,833 ADSs (8,633,310 restricted shares) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).	the Company also granted 215,833 ADSs (8,633,310 restricted shares) to the CEO of which 60% vested immediately, 20% will be vested on March 2020 and the additional 20% will vest on March 2021. The fair value of the options as of the date of grant totaled approximately NIS 2,826 ($ 782).
Fair value of options granted | ₪								₪ 2,826,000
Bottom of range [member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share | ₪ / shares																	₪ 0.45	₪ 0.45
Top of range [member]
Share-Based Compensation (Details) [Line Items]
Exercise price per share | ₪ / shares																	₪ 1.325	₪ 1.325